INTANGIBLES (Details 1) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
2013		$ 5,000
2014		5,000
2015		5,000
2016		5,000
2017		5,000
Thereafter		22,500
Finite-Lived Intangible Assets, Net	$ 3,313,894	$ 47,500